Subsequent Events (Details) - Forecast [Member]	Apr. 04, 2023 USD ($) $ / shares shares
Subsequent Events (Details) [Line Items]
Initial public offering	$ 2,400,000
Public offering price per share (in Dollars per share) | $ / shares	$ 4
Aggregate gross proceeds	$ 9.6
Net proceeds amount	$ 8.5
Purchase of aggregate shares (in Shares) | shares	144,000
Share price (in Dollars per share) | $ / shares	$ 4.46